DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------

     1996 was a year of little change. The yield of the Lexington Tax Free Money Fund fell thirty basis points to 2.6%.* This decline paralleled that of most tax free money funds and reflects a cut in short term interest rates by the Federal Reserve early in 1996. Stability has been the most striking feature of Federal Reserve monetary policy. Over the last two years, the Fed governors have chosen to change the Discount Rate and the Federal Funds rate only once.

     The market anticipates tighter monetary policy in the months ahead. A one-quarter of a percentage point hike in the Federal Funds rate (from the current 5.25%) is expected after either the February or March Federal Reserve meetings. While inflation has been very much under control--in fact, last year's core CPI was only 2.6%, the lowest since the Seventies--economic growth was strong during the final months of 1996. Economists reason that such business expansion increases the likelihood of greater inflation and that theFederal Reserve will move before such cost pressures occur. A hike in the Federal Funds rate would modestly lift taxable money market interest rates but would have a more muted impact on municipal note yields.

     The short term tax free note market is supply driven. Demand for municipal money market investments is remarkably stable and often pushes the yield for these securities below rational economic levels. For example, the current yield of municipal notes is only about 60% of their taxable equivalents. Sometimes, the supply of notes overwhelms this underlying demand. Then, municipal note yields are forced high enough to encourage crossover buying from accounts which typically buy taxable instruments. Near term, however states and local governments enjoy improved finances and only moderate borrowing needs. Moreover, changes in Federal tax guidelines have limited arbitrage borrowing and investing by municipalities. So, changes in Federal Reserve policy will have limited impact on municipal yields.

     Longer dated municipal notes do provide some yield pickup, however. We are extending gradually the average maturity of the Lexington Tax Free Money Fund (42 days on December 31st) to lock in these extra returns. These purchases consist primarily of pre-refunded or insured municipal bonds with maturities of nine months to one year. For liquidity, the Fund relies on its holdings of variable rate demand notes (55% of total assets at year-end). These securities can be redeemed either on the same day or within seven days.

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS HELD NOVEMBER 5, 1996 (UNAUDITED)

Total Outstanding Shares as of September 10, 1996: 26,072,941

1. Directors Elected: S.M.S. Chadha, Robert M.DeMichele,Beverly C. Duer, Barbara R.Evans, Lawrence Kantor, Jerard F. Maher, Andrew M.McCosh, Donald B. Miller, John G. Preston, Margaret W. Russell and Philip C. Smith

             For All Nominees: 14,095,180           Withheld Authority: 912,854

                                                                                           VOTES        VOTES
                                                                            VOTES FOR     AGAINST     ABSTAINED
                                                                            --------      -------     --------
2. Selection of KPMG Peat Marwick LLP as Independent Auditors ...........  14,206,321     466,714      334,999

Sincerely,




                Denis P. Jamison                Robert M. DeMichele
            /s/ --------------------        /s/ ---------------------
                Denis P. Jamison                Robert M. DeMichele
                Portfolio Manager               President
                February, 1997                  February, 1997


* The average annual yield for the seven day period ended December 31, 1996 was 2.61%. Shares of the Fund are not insured or guaranteed by the U.S.
   Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Some income is subject to state and local taxes and the federal alternative minimum tax.

LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
December 31, 1996

   PRINCIPAL                                                           MATURITY      COUPON     YIELD TO     VALUE
    AMOUNT                     SECURITY                   RATING         DATE         RATE      MATURITY    (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
                 ALABAMA: 5.4%
    $  640,000   Alaska Industrial Development & Export
                   Authority (Lot 11)* ................      A-1          7/1/07      4.20%      4.20%      $ 640,000
       800,000   Columbia IndustrialDevelopment Board
                   (Alabama Power)* ...................  VMig 1/A-1      10/1/22      4.65       4.65         800,000
                                                                                                            ---------
                                                                                                            1,440,000
                                                                                                            ---------
                 CALIFORNIA: 13.6%
     1,200,000   California Pollution ControlFinance Authority
                   (Southdown Project)* ...............     A-1+         2/15/98      3.50       3.50       1,200,000
       900,000   California Pollution Control Finance Authority
                   (Southern California Project)* .....  Mig 1/A-1+      2/28/08      4.70       4.70         900,000
       500,000   SouthCoast Local Education Agencies
                   Series 1996 A ......................     SP-1+        6/30/97      4.75       4.07         501,609
     1,000,000   State Of California Revenue Anticipation Notes       Mig 1/SP1+   6/30/97       4.50            3.97
                                                                                                            1,002,513
                                                                                                            ---------
                                                                                                            3,604,122
                                                                                                            ---------
                 FLORIDA: 5.3%
     1,400,000   Indian River County Hospital District*.  VMig1/A-1      10/1/15      4.15       4.15       1,400,000


                                                                                                            ---------
                 GEORGIA: 9.7%
     1,000,000   Fulton County I.D.A. (ADP Project)* ...   P-1/Aa2        9/1/12      3.70       3.70       1,000,000
       800,000   Georgia Technical Foundation
                    Facilities Inc.* ...................     A-1+         2/1/12      3.55       3.55         800,000
       780,000   Municipal Electric Authority Of Georgia
                   Series B** .......................... VMig 1/A-1+      4/1/97      3.55       3.55         780,000
                                                                                                            ---------
                                                                                                            2,580,000
                                                                                                            ---------
                 HAWAII: 8.1%
     1,250,000   City &County Of Honolulu** ............  A-1+/P-1        2/7/97      3.55       3.55       1,250,000
       900,000   Hawaii State Department Budget & Finance
                   (Kuakini Medical Center)* ...........   Vmig 1         7/1/05      4.10       4.10         900,000
                                                                                                            ---------
                                                                                                            2,150,000
                                                                                                            ---------
                 ILLINOIS: 0.6%
       100,000   City Of Chicago Pre-Refunded G.O. Bonds   AAA/Aaa        1/1/11      8.00       3.83         102,010
        50,000   State Of Illinois Pre-Refunded
                   Revenue Bonds .......................     AAA          6/1/03      7.50       3.95          51,684
                                                                                                            ---------
                                                                                                              153,694
                                                                                                            ---------
                 INDIANA: 1.5%
       400,000   Gary Industrial Environmental Improvement
                   Authority (U.S. Steel)* .............  P-1/A-1+       7/15/02      3.70       3.70         400,000


                                                                                                            ---------
                 KANSAS: 3.0%
       800,000   Burlington Pollution Control (Kansas City
                   Power and Light) Series B** .........     P-1          3/3/97      3.50       3.50         800,000


                                                                                                            ---------
                 KENTUCKY: 3.8%
     1,000,000   PendletonCounty LeasingProgram** ......    A-1+          1/2/97      3.55       3.55       1,000,000


                                                                                                            ---------
                 LOUISIANA: 5.5%
       700,000   Caddo ParishI.D.B. (Pennzoil Project)* .    A1          12/1/12      4.40       4.40         700,000
       500,000   New Orleans G.O.Bonds ..................  AAA/Aaa       12/1/97      5.63       3.73         507,820
       105,000   State Of Louisiana Series A G.O.Bonds ..  AAA/Aaa        8/1/97      4.50       3.98         105,294
       150,000   State Of Louisiana Pre-Refunded Revenue
                   Bonds ................................  AAA/Aaa        8/1/02      7.00       3.95         155,446
                                                                                                            ---------
                                                                                                            1,468,560
                                                                                                            ---------

LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
December 31, 1996 (continued)

   PRINCIPAL                                                           MATURITY      COUPON     YIELD TO     VALUE
    AMOUNT                     SECURITY                   RATING         DATE         RATE      MATURITY    (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
                 MAINE: 0.8%
     $ 200,000   Maine Health &Higher Education Facilities
                   Revenue Bonds .......................   AAA/Aaa        7/1/97      5.60%      3.97%      $ 201,537

                                                                                                            ---------
                 NEW JERSEY: 1.7%
       300,000   Fort Lee G.O. Bonds ...................     Aa           2/1/97      4.85       3.63         300,297
       145,000   Stafford Township G.O.Bonds ...........     AAA          9/1/97      5.50       4.01         146,372
                                                                                                            ---------
                                                                                                              446,669
                                                                                                            ---------
                 NEW YORK: 14.1%
       555,000   Cattaraugus County G.O.Bonds                AAA          6/1/97      5.20       3.99         557,665
       600,000   City Of New York Series B* ............ VMig1/A-1+      8/15/18      4.50       4.50         600,000
       200,000   City Of New York Subseries B-2* ....... VMig1/A-1+      8/15/19      4.75       4.75         200,000
       400,000   City Of New York Subseries B-2* ....... VMig1/A-1+      10/1/20      4.50       4.50         400,000
       400,000   New YorkCity Municipal Water Authority
                     Series A* ......................... VMig1/A-1+      6/15/25      4.70       4.70         400,000
     1,200,000   State Of New York (G.O. Bond Anticipation
                   Notes) Series S** ...................   A-1/P-1        2/3/97      3.45       3.45       1,200,000
       250,000   Suffolk County New York G.O. Bonds ....   AAA/Aaa       7/15/97      3.70       3.69         250,000
       125,000   Triborough Bridge &Tunnel Authority Series
                     A Revenue Bonds ...................   AAA/Aaa        1/1/97      5.80       3.96         125,000
                                                                                                            ---------
                                                                                                            3,732,665
                                                                                                            ---------
                 OKLAHOMA: 1.0%
       150,000   Grand River DamAuthority Pre-Refunded
                     Revenue Bonds .....................   AAA/Aaa        6/1/98      6.45       4.06         154,360
       105,000   Grand River Dam Authority Pre-Refunded
                     Revenue Bonds .....................   AAA/Aaa        6/1/06      7.00       4.06         108,276
                                                                                                            ---------
                                                                                                              262,636
                                                                                                            ---------
                 OHIO: 5.7%
     1,000,000   Ohio State Air Quality Development
                   Authority** ......................... VMig1/A-1+       2/6/97      3.55       3.55       1,000,000
       500,000   Ohio State Air Quality Development
                   Authority** ......................... VMig1/A-1+       2/7/97      3.50       3.50         500,000
                                                                                                            ---------
                                                                                                            1,500,000
                                                                                                            ---------
                 PENNSYLVANIA: 2.3%
       500,000   Venango I.D.A. (Pennzoil Project)
                   Series 1982A* .......................     A-1         12/1/12      4.40       4.40         500,000
       100,000   Bethel ParkSchool District Pre-Refunded
                   Revenue Bonds .......................   AAA/Aaa        2/1/01      6.85       3.99         100,231
                                                                                                            ---------
                                                                                                              600,231
                                                                                                            ---------
                 SOUTH CAROLINA: 2.6%
       400,000   York County Pollution Control Authority
                   (Project NRU 84 N-1)* ...............  Mig1/A-1+      9/15/14      4.15       4.15         400,000
       300,000   YorkCounty PollutionControlAuthority
                   (Project NRU 84 N-2)* ...............  Mig1/A-1+      9/15/14      4.15       4.15         300,000
                                                                                                            ---------
                                                                                                              700,000
                                                                                                            ---------

LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
December 31, 1996 (continued)


   PRINCIPAL                                                                      MATURITY      COUPON     YIELD TO     VALUE
    AMOUNT                     SECURITY                              RATING         DATE         RATE      MATURITY    (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------------
                 TEXAS: 11.2%
     $ 330,000   Coppell I.D.C. Series 1984 (Minyard
                   Properties)* ................................       A-1         12/1/01      3.70%      3.70%    $   330,000
       800,000   Garland I.D.A.* ...............................       A-1         12/1/05      4.35       4.35         800,000
     1,000,000   Harris County HealthFacilities Development
                   Corporation (Texas MedicalCenter)* ..........   VMig1/A-1+       2/5/22      4.70       4.70       1,000,000
       100,000   North Harris & Montgomery Community
                   College District Series B G.O. Bonds ........     AAA/Aaa       8/15/97      4.25       3.57         100,390
       745,000   Texas Higher Education Authority
                   Inc. Series B* ..............................       VMig1       12/1/25      4.10       4.10         745,000
                                                                                                                    -----------
                                                                                                                      2,975,390
                                                                                                                    -----------
                 VERMONT: 1.5%
       400,000   Vermont Student Assistance Corporation*........      VMig1         1/1/04      3.65       3.65         400,000
                                                                                                                    -----------
                 WYOMING 3.7%
     1,000,000   Gillette County (Pacificorp)** ................    A-1+/P-1        1/3/97      3.45       3.45       1,000,000
                                                                                                                    -----------
                 TOTAL INVESTMENTS: 101.1%
                   (cost $26,815,504+) (Note 1) ................                                                     26,815,504
                 Liabilities in excess of other assets: (1.1%)                                                         (299,964)
                                                                                                                    -----------
                 TOTAL NET ASSETS: 100.0%
                   (equivalent to $1.00 per share on
                   26,515,540 shares outstanding) ..............                                                    $26,515,540
                                                                                                                    ===========
 * Seven-day Floating Rate Note backed by Letter of Credit.
** Municipal Commercial Paper.                                    I.D.A.-- Industrial Development Authority
 + Aggregate cost for Federal income tax purposes is identical.   I.D.B.-- Industrial Development Bonds
                                                                  I.D.C.-- Industrial Development Corporation
                                                                    G.O.-- General Obligation

                              -------------------

LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996

ASSETS
Investments, at value (cost $26,815,504) (Note 1) ..........................................             $26,815,504
Cash (Note 4) ..............................................................................                 123,465
Receivable for shares sold .................................................................                   6,560
Dividends and interest receivable ..........................................................                 158,284
                                                                                                         -----------
               Total Assets ................................................................              27,103,813
                                                                                                         -----------
LIABILITIES
Due to Lexington Management Corporation (Note 2) ...........................................                  11,493
Payable for investment securities purchased ................................................                 509,461
Payable for shares redeemed ................................................................                  21,530
Accrued expenses ...........................................................................                  45,789
                                                                                                         -----------
               Total Liabilities ...........................................................                 588,273
                                                                                                         -----------
NET ASSETS (equivalent to $1.00 per share on
  26,515,540 shares outstanding) (Note 3) ..................................................             $26,515,540
                                                                                                         ===========

NET ASSETS consist of:
Capital stock--authorized 1,000,000,000 shares, $.01 par value per share ...................             $   265,155
Additional paid-in capital .................................................................              26,250,385
                                                                                                         -----------
                                                                                                         $26,515,540
                                                                                                         ===========

  The Notes to Financial Statements are an integral part of these statements.

LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF OPERATIONS
Year ended December 31, 1996

INVESTMENT INCOME
Interest income .....................................................                          $979,752

EXPENSES
    Investment advisory fee (Note 2) ................................   $136,524
    Transfer agent and shareholder servicing expense (Note 2) .......     31,599
    Printing and mailing expenses ...................................     31,022
    Professional fees ...............................................     22,823
    Accounting expenses (Note 2) ....................................     19,848
    Registration fees ...............................................     17,654
    Directors' fees and expenses ....................................     15,577
    Custodian expense ...............................................      4,826
    Computer processing fees ........................................      4,080
    Other expenses ..................................................     12,575
                                                                         -------
           Total expenses ...........................................    296,528
           Less: expenses recovered under contract with the
             investment adviser (Note 2) ............................     22,750                 273,778
                                                                          ------              ----------
           Net investment income ....................................                            705,974
                                                                                              ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................                         $  705,974
                                                                                              ==========



LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENTS OF CHANGES INNET ASSETS
Years ended December 31, 1996 and 1995

                                                                                           1996              1995
                                                                                       ----------         ----------
Net investment income ...............................................                 $   705,974        $   970,838
Distributions to shareholders from net investment income ............                    (705,974)          (970,838)
Decrease in net assets from capital share transactions
  (Note 3) ..........................................................                  (1,715,724)        (9,422,578)
                                                                                      -----------        -----------
Net decrease in net assets ..........................................                  (1,715,724)        (9,422,578)

NET ASSETS
    Beginning of period .............................................                  28,231,264         37,653,842
                                                                                      -----------        -----------
    End of period ...................................................                 $26,515,540        $28,231,264
                                                                                      ===========        ===========


   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON TAX FREE MONEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 1996 and 1995



1.    SIGNIFICANT ACCOUNTING POLICIES
Lexington Tax Free Money Fund, Inc. (the "Fund") is an open end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek current income exempt from Federal income taxes while also maintaining stability of principal, liquidity and preservation of capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      INVESTMENTS Security transactions are accounted for on a trade date basis. Investments are carried at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is carried at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. Interest income is accrued as earned.

      FEDERAL INCOME TAXES It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no provision for Federal income taxes has been made.

      DIVIDENDS Dividends are declared daily from the total of net investment income and net realized gain (loss) on investments.

      USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


2.    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 0.5% of the Fund's average daily net assets up to $150 million and in decreasing stages to 0.3% of average daily net assets in excess of $800 million. LMC is required to reimburse the Fund for any expenses, including the investment adviser's fee but excluding interest and taxes, in excess of 1% of the Fund's average daily net assets. Reimbursement for the year ended December 31, 1996 amounted to $22,750 and is set forth in the statement of operations.

The Fund also reimbursed LMC for certain expenses, including accounting and shareholder servicing costs, of $35,754 which were incurred by the Fund, but paid by LMC.


3.    CAPITAL STOCK

Transactions (at $1.00 per share) in capital stock were as follows:
                                                    YEAR ENDED     YEAR ENDED
                                                   DECEMBER 31,   DECEMBER 31,
                                                        1996          1995
                                                    -----------   ------------
   Shares sold ...................................   19,634,926     17,149,761
   Shares issued on reinvestment of dividends ....      634,447        850,185
                                                    -----------   ------------

                                                     20,269,373     17,999,946
    Shares redeemed ..............................  (21,985,087)   (27,422,524)
                                                    -----------   ------------
    Net decrease .................................   (1,715,724)    (9,422,578)
                                                    ===========   ============

4.    CASH
In order to facilitate the clearing process for redemptions by check, the Fund maintains a compensating balance with its transfer agent. At December 31, 1996, this compensating balance amounted to $48,600 and is included in cash in the statement of assets and liabilities.


5.    TAX DISTRIBUTION INFORMATION (UNAUDITED)
99.46% of the dividends paid by the Fund for the year ended December 31, 1996 are tax-exempt for regular Federal income tax purposes.

LEXINGTON TAX FREE MONEY FUND, INC.
FINANCIAL HIGHLIGHTS


Selected per share data for a share outstanding throughout the period:

                                                                             YEAR ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------------
                                                          1996            1995            1994           1993            1992
                                                         -------         -------         -------        -------         -------
Net asset value, beginning of period .........         $   1.00        $   1.00      $     1.00         $  1.00        $   1.00
Income from investment operations:
      Net investment income ..................            0.026           0.029           0.020           0.018           0.024
Less distributions:
      Distributions from net investment income           (0.026)         (0.029)         (0.020)         (0.018)         (0.024)
                                                       ---------       ---------     -----------        --------       ---------

Net asset value, end of period ...............         $   1.00        $   1.00      $     1.00         $  1.00        $   1.00
                                                       =========       =========     ===========        ========       =========
Total Return .................................             2.61%           2.92%           2.00%           1.78%           2.47%
Ratio to average net assets:
      Expenses, before reimbursement .........             1.09%           1.12%           1.09%           0.92%           0.99%
      Expenses, net of reimbursement .........             1.00%           1.00%           1.00%           0.92%           0.99%
      Net investment income, before
        reimbursement ........................             2.50%           2.76%           1.88%           1.77%           2.46%
      Net investment income ..................             2.59%           2.88%           1.97%           1.77%           2.46%
Net assets, end of period (000's omitted) ....         $  26,516       $  28,231     $    37,654        $ 41,096       $  45,844


                               ------------------


INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Lexington Tax Free Money Fund, Inc.:

      We have audited the accompanying statements of net assets (including the portfolio of investments) and assets and liabilities of Lexington Tax Free Money Fund, Inc. as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lexington Tax Free Money Fund, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.




                                                           KPMG Peat Marwick LLP

New York, New York
February 14, 1997

                                    LEXINGTON
                                     [LOGO]
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                                    LEXINGTON
                                       TAX
                                      FREE
                                      MONEY
                                   FUND, INC.

                             ----------------------

           Seeks to achieve current income exempt from Federal income taxes while maintaining stability
                           of principal, liquidity and
                            preservation of capital.

                             ----------------------

                                  ANNUAL REPORT
                                DECEMBER 31, 1996

                               The Lexington Group
                                   of No Load
                              Investment Companies
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------

LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

DISTRIBUTOR
--------------------------------------------------------------------------------

LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

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  ALL SHAREHOLDER REQUESTS FOR SERVICES OF
  ANY KIND SHOULD BE SENT TO:

  TRANSFER AGENT
--------------------------------------------------------------------------------

  STATE STREET BANK AND
  TRUST COMPANY
  c/o National Financial Data Services
  1004 Baltimore
  Kansas City, Missouri 64105

  OR CALL TOLL FREE:
  SERVICE AND SALES: 1-800-526-0056
  24 HOUR ACCOUNT INFORMATION:
  1-800-526-0052
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
(800) 526-0052

                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
             Last Transactions o Total Return o Duplicate Statements
--------------------------------------------------------------------------------


This report has been prepared for the information of the shareholders of Lexington Tax Free Money Fund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.